Investment Objectives and Goals	Jun. 11, 2026
Leverage Shares 2X Long SPCX Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long SPCX Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of SPCX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Short SPCX Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Short SPCX Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily inverse leveraged investment results, before fees and expenses, of minus two times (-200%) of the daily percentage change in the price of the common stock of SPCX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.